Offsetting of Financial Assets and Financial Liabilities - Summary of Amounts Offset and Not Offset in the Consolidated Balance Sheet (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)	$ 145,853	$ 153,027
Amounts offset in the balance sheet	1,758	4,334
Net amounts presented in balance sheet	144,095	148,693
Impact of master netting agreements	36,731	36,604
Securities received as collateral	92,766	95,705
Cash collateral	4,832	4,342
Net amount	9,766	12,042
Gross amounts (Financial Liabilities)	130,129	123,367
Amounts offset in the balance sheet	1,758	4,334
Net amounts presented in balance sheet	128,371	119,033
Impact of master netting agreements	36,731	36,604
Securities pledged as collateral	83,276	72,582
Cash collateral	2,014	3,371
Net amount	6,350	6,476
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)	108,799	115,863
Amounts offset in the balance sheet	1,417	3,985
Net amounts presented in balance sheet	107,382	111,878
Impact of master netting agreements	15,779	17,302
Securities received as collateral	90,389	92,889
Cash collateral	9	194
Net amount	1,205	1,493
Derivative financial instruments assets 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Assets)	37,054	37,164
Amounts offset in the balance sheet	341	349
Net amounts presented in balance sheet	36,713	36,815
Impact of master netting agreements	20,952	19,302
Securities received as collateral	2,377	2,816
Cash collateral	4,823	4,148
Net amount	8,561	10,549
Derivative financial instruments liabilities 1 [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)	31,156	30,724
Amounts offset in the balance sheet	341	349
Net amounts presented in balance sheet	30,815	30,375
Impact of master netting agreements	20,952	19,302
Securities pledged as collateral	1,865	1,889
Cash collateral	1,906	3,108
Net amount	6,092	6,076
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets and financial liabilities [Line Items]
Gross amounts (Financial Liabilities)	98,973	92,643
Amounts offset in the balance sheet	1,417	3,985
Net amounts presented in balance sheet	97,556	88,658
Impact of master netting agreements	15,779	17,302
Securities pledged as collateral	81,411	70,693
Cash collateral	108	263
Net amount	$ 258	$ 400